Note 7 - Balance Sheet Disclosures - Other Current Financial Assets (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Note 7 - Interim condensed balance sheet disclosures - Other Current Financial Assets (Details)
PayPal reserve	€ 396	€ 6,000	€ 4,655
Receivables from crowdfunding and deposits	269	169	179
Debtors creditors	147	26	539
Current trade receivables	44	20
Current receivables (affiliated companies)	1	11	11
Other	106	7	20
Total	€ 963	€ 6,233	€ 5,404